CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Restrictions on Cash and Cash Equivalents [Table Text Block]
For purposes of the 2017 statement of cash flows, cash, cash equivalents and restricted cash as of September 30, 2017 and December 31, 2016, are as follows (in thousands):

	2017	2016
Cash and cash equivalents	$6,862	$9,385
Restricted cash:
Control accounts under Credit Facility	8,294	18,263
Corporate credit card debts and other	433	589

Total cash, cash equivalents and restricted cash	$15,589	$28,237

For purposes of the statement of cash flows, as of December 31, 2014, 2015 and 2016 cash, cash equivalents and restricted cash are as follows (in thousands):

	2014	2015	2016
Cash and cash equivalents	$13,758	$12,457	$9,385
Restricted cash:
Control accounts under Credit Facility	—	—	18,263
Corporate credit card debts and other	102	102	589

Total cash, cash equivalents and restricted cash	$13,860	$12,559	$28,237